Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 416,165	$ 480,931	$ 21,496
Restricted cash	54,568	55,178	19,700
Accounts receivable (net of allowance for credit losses of $5,005 and $5,354 as of December 31, 2021 and March 31, 2022, respectively)	79,970	88,717	76,298
Notes receivable	24,688	11,144	20,839
Inventories, net	58,081	53,424	44,968
Prepaid expenses and other current assets	19,691	17,127	6,022
Amount due from related parties		85
Total Current Assets	653,163	706,606	189,323
Property, plant and equipment, net	271,248	253,057	198,017
Land use rights, net	13,999	14,008	14,001
Acquired intangible assets, net	1,821	1,882	2,279
Operating lease right-of-use assets	18,388
Other non-current assets	40,096	19,738	890
Total Assets	998,715	995,291	404,510
Current liabilities:
Accounts payable	32,007	40,408	42,007
Advance from customers	3,601	1,526	2,446
Accrued expenses and other current liabilities	61,103	58,740	60,628
Income tax payables	667	666	664
Short-term bank borrowings	13,335	13,301	12,184
Notes payable	70,677	60,953	35,782
Bonds payable			29,915
Total Current Liabilities	181,390	175,594	183,626
Deposit liability for series B2 convertible preferred shares (“Series B2 Preferred”)			21,792
Long-term bonds payable	73,147	73,147	73,147
Warrant liability	1,540	1,105
Share-based compensation liability	32,884	18,925
Operating lease liabilities	16,146
Other non-current liabilities	36,233	39,822	110,597
Total Liabilities	341,340	308,593	389,162
Mezzanine Equity (Note 18 and Note 20)
Series C1 convertible redeemable preferred shares (“Series C1 Preferred”) (US$0.0001 par value; 26,757,258 authorized, issued and outstanding as of December 31, 2020 and nil authorized, issued and outstanding as of December 31, 2021)			80,581
Series C2 convertible redeemable preferred shares (“Series C2 Preferred”) (US$0.0001 par value; 20,249,450 authorized, issued and outstanding as of December 31, 2020 and nil authorized, issued and outstanding as of December 31, 2021)			81,966
Series D1 convertible redeemable preferred shares (“Series D1 Preferred”) (US$0.0001 par value; 22,311,516 authorized, issued and outstanding as of December 31, 2020 and nil authorized, issued and outstanding as of December 31, 2021)			146,583
Redeemable noncontrolling interests			90,820
Total Mezzanine Equity			399,950
Commitments and contingencies (Note 16)
Common Stock (par value of US$0.0001 per share, 750,000,000 and 750,000,000 shares authorized as of December 31, 2021 and March 31, 2022; 300,530,516 and 300,538,640 shares issued, and 298,843,016 and 298,851,140 shares outstanding as of December 31, 2021 and March 31, 2022)	30	30	6
Additional paid-in capital	1,320,367	1,306,034
Statutory reserves	6,032	6,032	6,032
Accumulated deficit	(676,741)	(632,099)	(397,996)
Accumulated other comprehensive income	7,687	6,701	7,356
Total Shareholders’ Equity	657,375	686,698	(384,602)
Shareholders’ (Deficit)/Equity
Total Liabilities and Shareholders’ Equity	$ 998,715	$ 995,291	$ 404,510